Disclosures about Fair Value of Assets - Fair value measurement of assets measured at fair value on nonrecurring basis (Details 1) - Impaired loans (collateral dependent) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Significant Unobservable Inputs (Level 3)
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets measured at fair value on a nonrecurring basis	$ 899,981	$ 1,147,400
Nonrecurring
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets measured at fair value on a nonrecurring basis	$ 899,981	$ 1,147,400
Nonrecurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets measured at fair value on a nonrecurring basis
Nonrecurring | Significant Other Observable Inputs (Level 2)
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets measured at fair value on a nonrecurring basis